Employee Benefits (Details) - Schedule of principal actuarial assumptions at the reporting date (expressed as weighted averages)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Principal Actuarial Assumptions At The Reporting Date Expressed As Weighted Averages [Abstract]
Discount rate as of December 31	2.35%	0.40%
Future salary growth	1.25%	1.00%
Interest rate on the savings account	1.75%	0.75%
Price inflation	1.25%	1.00%
Social security increase	1.25%	0.00%
Future pension growth	0.00%	0.00%